B2 Net sales	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
B2 Net sales

Net sales

	2025	2024	2023

Hardware	88,612	93,521	99,642

Software	55,122	56,629	59,123

Services	92,947	97,730	104,586

Total	236,681	247,880	263,351

of which IPR licensing revenues	14,506	13,962	11,101

of which export sales from Sweden	134,341	133,339	125,242